Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES

Note 7 – INVENTORIES

At December 31, 2017 and 2016, inventories consisted of the following:

	December 31, 2017	December 31, 2016
Raw materials	$2,833,317	$1,707,610
Work in progress	7,446,080	3,132,624
Finished goods	-	-
	10,279,397	4,840,234
Less: write-down of inventories	-	-
Inventories	$10,279,397	$4,840,234

Certain inventories have been pledged to obtain short term loans. See Note 12 for details.